SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9–SUBSEQUENT EVENTS
The Company evaluated subsequent events to determine if events or transactions occurred after the condensed balance sheet date up to the date the unaudited condensed financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements, other than the following:

•
On July 11, 2024, the Company issued an unsecured promissory note (the “July Sponsor Note”) in the principal amount of $300,000 to the Sponsor. The July Sponsor Note is not interest bearing and is payable in full on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company consummates an initial business combination (the “July Sponsor Note Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), the Sponsor agrees to forgive the principal balance of the July Sponsor Note, except to the extent of any funds remaining outside of the Company’s trust account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the July Sponsor Note Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On July 12, 2024, $50,000 was deposited into the Trust Account in connection with the extension of the date by which the Company must consummate a business combination from July 15, 2024 to August 14, 2024.

•
On August 13, 2024, $50,000 was deposited into the Trust Account in connection with the extension of the date by which the Company must consummate a business combination from August 14, 2024 to September 16, 2024.

NOTE 9–SUBSEQUENT EVENTS
The Company evaluated subsequent events to determine if events or transactions occurred after the balance sheet date up to the date the financial statements were
issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than the following:

•
On February 9, 2024, the Company issued an unsecured promissory note (the “JCW Promissory Note”) in the principal amount of $75,000 to Jun Chul Whang, a member of the Company’s Board of Directors. The JCW Promissory Note is not interest bearing and is payable in full on the earlier of: (i) August 9, 2024 or (ii) the date on which the Company consummates an initial business combination (the “JCW Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), Mr. Whang agrees to forgive the principal balance of the JCW Promissory Note, except to the extent of any funds remaining outside of the Company’s trust account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the JCW Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On February 9, 2024, $60,000 was deposited in the
Trust Account
in connection with the extension of the date by which the Company must consummate a business combination from February 14, 2024 to March 14, 2024.

•
On March 8, 2024, the Company issued an unsecured promissory note (the “JP Promissory Note”) in the principal amount of $60,000 to Josh Pan, a member of Bellevue Capital Management LLC. The JP

Promissory Note is not interest bearing and is payable in full on the earlier of: (i)
 August 8, 2
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 or (ii) the date on which the Company consummates an initial business combination (the “JP Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), Mr. Pan agrees to forgive the principal balance of the Promissory Note, except to the extent of any funds remaining outside of the Company’s
Trust Account
, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the JP Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On March 12, 2024, $60,000 was deposited in the
Trust Account
in connection with the extension of the date by which the Company must consummate a business combination from March 14, 2024 to April 15, 2024.

•
On April 8, 2024, the Company issued an unsecured promissory note (the “April Sponsor Note”) in the principal amount of $1,200,000 to Sponsor for its receipt of $1,200,000 to fund working capital and other expenses of the Company. The April Sponsor Note is non-interest
bearing and is payable in full on the earlier of (i) December 31, 2024 or (ii) the date on which the Company consummates a Business Combination. In the event that the Company does not consummate a Business Combination, the April Sponsor Note will be repaid only from amounts remaining outside of the Company’s Trust Account, if any.

•	On April 9 2024, $60,000 was deposited in the Trust Account in connection with the extension of the date by which the Company must consummate a business combination from April 15, 2024 to May14, 2024 .

•
In connection with the November 2023 withdrawal of $561,957 of interest income earned in the Trust Account for payment of the Company’s franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account, as of April 16, 2024, the funds have been replaced in full by funds loaned to the Company from the Company’s Sponsor and the Company has paid its fedral tax obligations on time.